Intangible Assets - Schedules (Details) - Licenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Licenses
Balance at beginning of year	$ 2,471	$ 2,186
Acquisitions	171	267
Divestitures	(18)	(10)
Exchanges - Licenses received	0	26
Capitalized interest	5	2
Balance at end of year	$ 2,629	$ 2,471